Intangible Assets, Net (Other than Goodwill) (Details) - Schedule of Future Expected Amortization of Intangible Assets - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Schedule of Future Expected Amortization of Intangible Assets [Abstract]
2023 (Remainder of the Year)	$ 111,044
2024	168,094	$ 253,080
2025	63,791	168,094
2026	16,456	63,791
2027	6,456	16,456
Thereafter	48,382	$ 48,382
Total	$ 414,223